Mortgage Servicing Rights (Summary Of Changes In Capitalized MSR) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	$ 144,069	$ 207,319
Reductions due to loan payments	(24,189)	(21,795)
Reductions due to exercise of cleanup calls	(494)	(195)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(5,072)	(41,370)
Other changes in fair value	(3)	110
Fair value, ending balance	114,311	144,069
First Liens [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	140,724	203,812
Reductions due to loan payments	(23,806)	(21,539)
Reductions due to exercise of cleanup calls	(494)	(195)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(5,072)	(41,370)
Other changes in fair value	(38)	16
Fair value, ending balance	111,314	140,724
Second Liens [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	231	262
Reductions due to loan payments	(35)	(41)
Reductions due to exercise of cleanup calls	0	0
Changes in fair value due to:
Changes in valuation model inputs or assumptions	0	0
Other changes in fair value	0	10
Fair value, ending balance	196	231
Home Equity [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	3,114	3,245
Reductions due to loan payments	(348)	(215)
Reductions due to exercise of cleanup calls	0	0
Changes in fair value due to:
Changes in valuation model inputs or assumptions	0	0
Other changes in fair value	35	84
Fair value, ending balance	$ 2,801	$ 3,114